Employee Benefits (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Employee Benefits [Line Items]
Percentage of collective bargaining agreements	42.00%	42.00%	42.00%	42.00%
Percentage share of employers profits	10.00%	10.00%
Employee profit sharing amount (in Pesos)	$ 680		$ 7,200
Deferred contribution plan percentage	2.00%	2.00%
Defined contribution plan expense	$ 27,919		24,118		$ 17,110
Defined benefit obligations amount (in Pesos)	185,174		$ 169,375
Severance pay (in Pesos)	$ 5,400
Contribution vested percentage	100.00%	100.00%
Percentage of contribution	25.00%	25.00%
Labor agreement description	The labor agreement included a profit sharing plan, to which the company was required to contribute 3% of EBITDA between USD $0 and USD $25 million per quarter; 4% of EBITDA between USD $25 and USD $75 million per quarter; and 5% of EBITDA greater than USD $75 million per quarter. No expenses were recorded during the year ended December 31, 2023, because targets were not met. USD $0.3 million of expenses were recorded during the year ended December 31, 2022.	The labor agreement included a profit sharing plan, to which the company was required to contribute 3% of EBITDA between USD $0 and USD $25 million per quarter; 4% of EBITDA between USD $25 and USD $75 million per quarter; and 5% of EBITDA greater than USD $75 million per quarter. No expenses were recorded during the year ended December 31, 2023, because targets were not met. USD $0.3 million of expenses were recorded during the year ended December 31, 2022.
Republic employees [Member]
Employee Benefits [Line Items]
Percentage of collective bargaining agreements	18.00%	18.00%	70.00%	70.00%
Republic [Member]
Employee Benefits [Line Items]
Defined contribution plan expense		$ 2.7		$ 1.9		$ 2.5
Fixed amount per hour for each covered employees (in Pesos per share) | $ / shares	$ 1.68
Percentage of contribution	100.00%	100.00%
VEBA Benefit Trust [Member]
Employee Benefits [Line Items]
Defined contribution plan expense		$ 0.3		0.3		$ 0.5
Four Zero One k Plans [Member]
Employee Benefits [Line Items]
Defined contribution plan expense		$ 0.8		$ 1.1
Percentage of contribution	5.00%	5.00%